SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21527

Cypress Creek Private Strategies Master Fund, L.P.

Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”) to be Redeemed:
Limited partnership interests (“Interests”).
(2)	Date on Which the Securities are to be Redeemed:
The Interests will be redeemed as of November 1, 2021.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Interests are to be redeemed pursuant to Article 4, Sections 4.5(d) and (e) of the Master Fund’s Amended and Restated Agreement of Limited Partnership.
(4)	The principal amount or number of Interests and the basis upon which the securities to be called or redeemed are to be selected:

The Master Fund is the master fund in a master-feeder structure in which there are currently six feeder funds: Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies TEI Fund, L.P., Cypress Creek Private Strategies Institutional Fund, L.P., Cypress Creek Private Strategies International Fund, Ltd., Cypress Creek Private Strategies Domestic Fund, L.P., and Cypress Creek Private Strategies Domestic QP Fund, L.P., (each a “Feeder Fund” and collectively the “Feeder Funds”).

Each Feeder Fund will repurchase outstanding interests of its own limited partners with capital account balances less than or equal to $50,000 as of November 1, 2021. The Master Fund will repurchase Interests of the Master Fund from each Feeder Fund in an amount corresponding to the Feeder Fund interests repurchased from investors of a Feeder Fund by the Feeder Fund. Based on capital account balances as of July 31, 2021, the Master Fund intends to repurchase approximately 7.79% of the Master Fund’s outstanding Interests, having an aggregate estimated net asset value of $17,679,798, representing the Master Fund Interests owned by Feeder Funds on behalf of limited partners with capital account balances within a particular Feeder Fund less than or equal to $50,000 as of July 31, 2021.

  SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 30th day of September, 2021.

Cypress Creek Private Strategies Master Fund, L.P.
By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer